Other Income / (Charges) - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
	Oct. 14, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other charges [line items]
Gain on disposal of portfolio insurance contract and reinsurance contract		€ 57
Gain on transfer of legal ownership.		€ 46
Gain on divestment of joint ventures				€ 91
Stake in the Spanish insurance joint venture sold				50.00%
Gain on divestment of subsidiaries or associates	€ 87		€ 78	€ 237